Shareholder Fees - FidelityFreedomIndexFunds-InstPremiumPremierComboPRO	Sep. 08, 2023 USD ($)
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | Fidelity Freedom Index 2040 Fund
Shareholder Fees:
(fees paid directly from your investment)	none